Private Placement (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2021
Private Placement (Details) [Line Items]
Placement unit description		Each Placement Unit consists of one Placement Share and one-half of one Placement Warrant. Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate shares	632,500
Units at a price	$ 10
Aggregate purchase price	$ 6,325,000
Sale of stock	52,500
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant exercise price	$ 11.5